Segment Reporting (Details) - Schedule of total non-current assets by segment - ZAR (R) R in Thousands	Feb. 28, 2021	Feb. 29, 2020
Segment Reporting (Details) - Schedule of total non-current assets by segment [Line Items]
Total non-current assets	R 1,588,204	R 1,277,779
South Africa [Member]
Segment Reporting (Details) - Schedule of total non-current assets by segment [Line Items]
Total non-current assets	990,167	820,658
Africa-Other [Member]
Segment Reporting (Details) - Schedule of total non-current assets by segment [Line Items]
Total non-current assets	85,770	96,263
Europe [Member]
Segment Reporting (Details) - Schedule of total non-current assets by segment [Line Items]
Total non-current assets	262,548	221,840
Asia-Pacific, Middle East and USA [Member]
Segment Reporting (Details) - Schedule of total non-current assets by segment [Line Items]
Total non-current assets	249,719	139,018
Total by segment [Member]
Segment Reporting (Details) - Schedule of total non-current assets by segment [Line Items]
Total non-current assets	1,588,204	1,277,779
Corporate [Member]
Segment Reporting (Details) - Schedule of total non-current assets by segment [Line Items]
Total non-current assets